Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

22       Borrowings

	At December 31,
	2024	2023
Non-current
Bank and financial borrowings (**)	250,150	278,147
Notes (*)	778,218	855,402
Other (***)	14,336	—
	1,042,704	1,133,549
Current
Bank and financial borrowings (**)	32,769	114,092
Notes (*)	81,845	85,535
Bank overdrafts	—	61
Other (***)	753	—
	115,367	199,688
Total Borrowings	1,158,071	1,333,237

Changes in borrowings during the years are as follows:

	2024	2023
Balances at the beginning of the year	1,333,237	1,465,437
Loans obtained	190,345	87,846
Loans repaid	(314,077)	(200,475)
Interest paid	(96,168)	(83,791)
Accrued interest for the year	103,020	90,928
Offsetting of financial assets (Note 17)	—	(15,224)
Debt renegotiation expenses capitalization	(2,467)	(110)
Translation differences and inflation adjustment	(55,819)	(11,374)
Balances at the end of the year	1,158,071	1,333,237

22       Borrowings (Cont.)

The maturity of borrowings is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2024 (1)	199,693	213,504	568,212	594,054	1,575,463
At December 31, 2023 (1)	294,299	239,443	569,488	711,815	1,815,045

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

	At December 31,
	2024	2023
Fair value of borrowings (2)	1,167,139	1,328,357
	1,167,139	1,328,357

(2)  Quoted prices (unadjusted) in active markets for identical liabilities included Fair Value Level 1 under IFRS 13 and valuation at quotation prices not adjusted in active markets for identical liabilities included Fair Value Level 2. There are no financial liabilities measured at fair value.

(*) Notes include the following as of December 31, 2024:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	Nov-2021	USD	246.2	Nov-2034	Fixed 6.875%	237.2
	Senior secured guarantee notes	May-2015, May-2020 (1)	USD	14.6	Nov-2032	Fixed 6.875%	10.4
	Senior secured guarantee notes	Feb-2017, May-2020 (1)	USD	212.3	Feb-2027	Fixed 6.875%	44.5
		Oct-2021	USD	208.9	Aug-2031	Fixed 8.500%	209.1
	Class 1 Series 2021 Notes	Nov-2021	USD	64.0	Aug-2031	Fixed 8.500%	61.7
	Class 4 Notes	Nov-2021	USD	62.0	Nov-2028	Fixed 9.500%	61.4
AA2000	Class 5 Notes	Feb-2022	USD (2)	138.0	Feb-2032	Fixed 5.500%	138.4
	Class 6 Notes	Feb-2022	USD (2)	36.0	Feb-2025	Fixed 2.000%	27.2
	Class 9 Notes	Aug-2022, July-2023	USD (2)	30.0	Aug-2026	Fixed 0.000%	23.1
	Class 10 Notes	July-2023	USD (2)	25.0	July-2025	Fixed 0.000%	18.5
	Class 11 Notes	Dec-2024	USD	28.8	Dec-2026	Fixed 5.500%	28.6
Total							860.1

(1)	A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)	These notes are dollar-linked, denominated in U.S. dollars but issued and payable in Argentine pesos

22       Borrowings (Cont.)

(*) Notes include the following as of December 31, 2023:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	Nov-2021	USD	246.2	Nov-2034	Fixed 6.875%	235.9
	Senior secured guarantee notes	May-2015, May-2020 (1)	USD	14.6	Nov-2032	Fixed 6.875%	11.4
CAI	Secured notes	Jan-2020	EUR	71.8	Dec-2024	Fixed 4.556%	67.7
	Senior secured guarantee notes	Feb-2017, May-2020 (1)	USD	212.3	Feb-2027	Fixed 6.875%	67.8
		Oct-2021	USD	208.9	Aug-2031	Fixed 8.500%	208.6
	Class 1 Series 2021 Notes	Nov-2021	USD	64.0	Aug-2031	Fixed 8.500%	61.2
AA2000	Class 4 Notes	Nov-2021	USD	62.0	Nov-2028	Fixed 9.500%	60.7
	Class 5 Notes	Feb-2022	USD (2)	138.0	Feb-2032	Fixed 5.500%	138.3
	Class 6 Notes	Feb-2022	USD (2)	36.0	Feb-2025	Fixed 2.000%	34.4
	Class 9 Notes	Aug-2022, July-2023	USD (2)	30.0	Aug-2026	Fixed 0.000%	30.4
	Class 10 Notes	July-2023	USD (2)	25.0	July-2025	Fixed 0.000%	24.5
Total							940.9

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and payable in Argentine pesos
-	ACI Senior Secured Guarantee Notes (“ACI Existing Notes”) are guaranteed and have a security package that includes the pledge of the shares in PDS and Cerealsur S.A., and certain accounts of Cerealsur S.A. and ACI. As of December 31, 2024 and 2023, they were secured by a debt service reserve account of ACI and the funds contained therein. These notes are fully and unconditionally guaranteed by Cerealsur S.A.and PDS.

On May 26, 2020, ACI issued USD 180.9 million aggregate principal amount of 6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032 to repurchase and exchange 93.6% of the total original principal amount of the ACI Existing Notes obtaining consents to certain proposed amendments to the indenture governing the ACI Existing Notes and certain waivers. The main covenants and guarantees remain unchanged except for the incorporation of ACI’s shares pledge.

On November 12, 2021, ACI issued USD 246.2 million aggregate principal amount of 6.875% Senior Secured Guaranteed Notes due 2034 (the “New Notes”) consolidating the repurchase and exchange of 40.62% of the total original principal amount of the Series 2015 Notes, 96.43% of the total original amount of the Series 2020 Notes and a new money offering of USD 52.9 in a private transaction under the same terms as the New Notes. The main guarantees remain unchanged while the covenants over ACI Existing Notes were eliminated; an Interest payment account was funded with a portion of the proceeds of the issuance of the New Notes to cancel interest payments until November 29, 2023 and a stand by letter was issued by Goldman Sachs Bank for USD 8.5 million which was increased in November 2024 to USD 14.6 million, remaining in force as of December 31, 2024.

-	The Italian Notes were secured by an economic first ranking pledge in respect of all the shares representing 100% of the share capital of CAI, 100% of the share capital of Dicasa Spain S.A.U. and the shares representing CAI’s holding in TA, which were released at maturity date.
-	The Senior guarantee notes of AA2000 (“AA2000 Existing Notes”) are secured by a collateral assignment of fiduciary rights of certain revenue of AA2000.

The main covenants require compliance with certain financial ratios as well as restriction to incur additional debt and limitations on the payments of dividends if any default, whether declared or not, has occurred. As of December 31, 2024 AA2000 is in compliance with said covenants.

22       Borrowings (Cont.)

On May 20, 2020 AA2000 issued USD 306 million aggregate principal amount of 6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027 (the “Series 2020 Additional Notes”) in exchange of 86.73% of the total original principal amount of AA2000 Existing Notes. The collateral assignment of revenue under AA2000 Existing Notes was extended to the Series 2020 Additional Notes in equal terms.Accrued interest are capitalized quarterly. The main covenants and guarantees remain unchanged.

On October 28, 2021, AA2000 issued USD 208.9 million aggregate principal amount of 8.5% Class I Series 2021 Additional Senior Secured Notes due 2031 (the “Series 2021 Notes”) to repurchase and exchange 24.61% of the total original principal amount of the Series 2017 Notes and 66.83% of the original principal amount of Series 2020 Additional Notes. Additionally, on November 4, 2021, AA2000 issued USD 64 million of Series 2021 Notes related to a new fund raising. The main covenants and guarantees remain unchanged.

The Series 2021 Notes and the Existing Notes not exchanged are secured by the collateral currently securing the Existing Notes on a pro rata and pari passu basis. In addition, to secure its obligations under the Series 2021 Notes, AA2000, together with the relevant parties thereto, amended the cargo trust agreement dated August 9, 2019, entered into by AA2000 and the trustee (as amended, the “Cargo Trust”) in order to include holders of Series 2021 Notes as beneficiaries therein, granting them a security interest which is subordinated to (i) the rights of creditors under certain existing loans of AA2000, and (ii) any debt permitted to be incurred to finance or refinance any capital expenditures made or to be made pursuant to the concession agreement entered into by AA2000 with the Argentine National Government (as amended form time to time, the “Concession Agreement”) for the operation of the airports in Argentina.

Once the Existing Notes not exchanged in the Exchange Offer mature or are cancelled in full, AA2000 is required to amend and restate the Cargo Trust and the current trust related to the tariffs dated January 19, 2017, entered into by AA2000 and the trustee thereto (the “Tariffs Trust”), so that the Series 2021 Notes become secured under the Cargo Trust on a pro rata and pari passu basis with the existing beneficiaries of the Cargo Trust, and these beneficiaries in turn become secured under the Tariffs Trust on a pro rata and pari passu basis with the Series 2021 Notes. In accordance with the Concession Agreement, the collateral assignment of revenue must be authorized by ORSNA. ORSNA approved, on October 15 2021, the amendment of the Tariffs Trust and of the Cargo Trust to include the Series 2021 Notes as beneficiaries thereto (including their future amendment and restatement, once the Existing Notes are cancelled in full). Furthermore, AA2000 received the approval from the Central Bank of Argentina to establish a non-interest bearing U.S. dollar trust account in the United States to secure the Series 2021.

On November 4, 2021, AA2000 additionally issued USD 62 million aggregate principal amount of Class 4 Senior Secured Notes related to a new money offering. These Senior Secured Notes are secured by a first priority lien on the Cargo Trust on a pari passu basis with certain commercial bank lenders to AA2000 and a second priority lien with new debt incurred by AA2000 to fund infrastructure works for a total amount of up to USD 235 million.

On February 21, 2022, AA2000 issued USD 174 million of dollar-linked notes, in the local market, in two tranches:

-	USD 138 million of Class 5 Notes, with a five-year grace period and quarterly amortization, starting May 2027. AA2000 is using these proceeds to fund infrastructure works in the Group “A” airports, within the National Airports System;
-	USD 36 million of Class 6 Notes.

In June 2022, AA2000 repurchased USD 2 million of dollar-linked notes issued in August 2020. In August 2022, USD 25.4 million of these notes were exchanged for dollar-linked Class 9 Notes, while at the maturity date, in August 2022, AA2000 repaid the remaining USD 12.6 million.

On July 8, 2022, AA2000 issued USD 20 million of dollar-linked Class 7 Notes in the local market. In December 2023, the notes were early redeemed.

22        Borrowings (Cont.)

On August 19, 2022, AA2000 issued USD 30 million of dollar-linked Class 9 Notes in the local market, repayable in three installments of USD 10 million each, in February, May and August 2026. The integration of the nominal value amounted to USD 25.4 million through the exchange of Class 2 Notes while the remaining USD 4.6 million were integrated in ARS.

In July, 2023, AA2000 issued additional Class 9 Dollar - linked Notes, for a total amount of USD 2.7 million. The main covenants and guarantees remain unchanged. Furthermore, AA2000 issued USD 25.0 million aggregate principal amount of Class 10 Dollar - linked Notes to repurchase and exchange 90.7% of the total original principal amount of the Series 3 Notes.

In December, 2024, AA2000 issued Class 11 Notes, for a total amount of USD 28.8 million. Interest shall be payable semi-annually until the maturity date.

During 2024, AA2000 repurchased dollar-linked Class 6, Class 9 and Class 10 Notes for nominal value of USD 7.3 million, USD 7.1 million and USD 4.7 million, respectively.

(**) As of December 31, 2024, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(1)
ICAB	BNDES	R$	Dec-2033	Variable	TJLP(2) plus spread	157.7	A
TAGSA	Banco Guayaquil SA	USD	Feb-2026	Variable	T.R.E.(3) plus spread	2.4	D
	Banco Bolivariano CA	USD	Dec-2025	Variable	T.R.E.(3) plus spread	1.8	D
	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.3	D
TCU	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	0.7	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	0.8	D
Toscana Aeroporti S.p.A.	Intesa Sanpaolo, UniCredit , BPM, BNP and Cassa Depositi e Prestiti	EUR	Jun-2030	Variable	Euribor plus spread	90.7	A
AA2000	ICBC Dubai	USD	Oct-2025	Variable	SOFR plus spread	10.2	B
CAISA	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	3.9	B
	Banco Itaú	USD	Apr-2027	Fixed	3.80%	3.9
	Santander Uruguay	USD	Apr-2029	Variable	SOFR plus spread	4.0	D
PDS	Banco de la República Oriental del Uruguay	USD	Mar-2028	Variable	5.15%	6.5	C
Total						282.9

22         Borrowings (Cont.)

As of December 31, 2023, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(1)
	BNDES	R$	Sept-2032	Variable	TJLP(2) plus spread	6.6
ICASGA	BNDES	R$	June-2032	Variable	T.R. plus spread plus IPCA	1.8	A
	BNDES	R$	Sept-2032	Variable	T.R. plus spread plus IPCA	4.9
	BNDES	R$	July-2032	Variable	T.R. plus spread plus IPCA	2.3
ICAB	BNDES	R$	Dec-2033	Variable	TJLP(2) plus spread	213.9	A
	Banco Guayaquil SA	USD	Feb-2026	Variable	T.R.E.(3) plus spread	4.2	D
	Banco Guayaquil SA (4)	USD	Dec-2025	Variable	T.R.E.(3) plus spread	1.4	D
TAGSA	Banco Bolivariano CA	USD	Dec-2025	Variable	T.R.E.(3) plus spread	3.6	D
	Banco Bolivariano CA	USD	Nov-2024	Variable	T.R.E.(3) plus spread	1.8	D
	Scotiabank Uruguay	USD	Oct-2024	Fixed	4.30%	0.4	D
TCU	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.6	D
	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	1.0	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	1.0	D
	Banco de Innovación de Infraestructuras y Desarrollo	EUR	Sept-2027	Variable	Euribor 6 month plus spread	13.0	D
	Unicredit	EUR	Mar-2024	Variable	Euribor 3 month plus spread	9.4	D
TA	ISP-SACE	EUR	Sept-2026	Variable	Euribor 3 month plus spread	60.5	D
	BPM	EUR	June-2024	Variable	Euribor 3 month plus spread	0.1	D
	BPM	EUR	Feb-2024	Variable	Euribor 3 month plus spread	4.0	D
	MPS Servicio capital	EUR	Mar-2024	Variable	Euribor 6 month plus spread	12.3	D
	Banca Intesa San Paolo	EUR	Jan-2024	Fixed	6.10%	12.2	D
AIA	Ameriabank C.J.S.C.	EUR	Dec-2024	Fixed	6.00%	13.2	B
	Banco de la Provincia de Buenos Aires	USD	July-2024	Fixed	7.00%	0.3	D
	Onshore renegotiation – ICBC	USD	Nov-2024	Fixed	8.50%	9.0	A
AA2000	ICBC Dubai	USD	Oct-2025	Variable	SOFR plus spread	10.2	B
	ICBC	USD	Jan-2024	Fixed	15.50%	0.5	D
	ICBC	USD	Dec-2024	Fixed	15.50%	0.1	D
CAISA	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	5.5
	Banco Itaú	USD	Apr-2027	Fixed	3.80%	5.5	B
PDS	Banco de la República Oriental del Uruguay	USD	Mar-2028	Variable	6.14%	8.5	C
Total(5)						407.8

(1) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos.

R$ - Brazilian Reales.

(2) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate).

IPCA: corresponds to the Brazilian Consumer Price index.

(3) T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate).

(4) TAGSA prepaid the loan on December 13, 2024.

(5) The total outstanding amount includes the financial debt of ICASGA with BNDES which, as disclosed in Note 17, is shown in the Consolidated statement of financial position net of guarantee deposits. Therefore, the net amount of Bank and financial borrowings amounts to USD 392.2 million. As mentioned in Note 26.b, on December 31, 2023, ICASGA was absorbed by ACIB, therefore the financial debts of ICASGA were transferred to ACIB. Additionally, on January 15, 2024, the outstanding financial debt owing to BNDES for a total amount of R$ 75.9 million (equivalent to USD 15.7 million) was prepaid, after which the related guarantees were released.

22       Borrowings (Cont.)

-

The Credit Facility Agreement between ICAB and BNDES is secured by the pledge of ICAB and Inframérica Participaçoes S.A. shares, the fiduciary assignment of rights arising under the Brasilia airport concession agreement and letters of guarantee issued by indirect shareholders and affiliates of ICAB. It also establishes under certain circumstances a required pre-authorization by BNDES on payments of ICAB dividends if exceeding 25% of net profits and compliance of certain financial ratios.

During 2017 and 2018 ICAB entered into amendments and extension agreements with BNDES in which ACI Airports S.à r.l. and CAAP agreed not to create any encumbrances on their shares in Inframérica, and not to sell, acquire, merge or spin-off assets or undertake any other action that results or that may result in a change in the current corporate structure of Inframérica or any change of control in Inframérica, without the prior consent of BNDES. ACI Airports S.à r.l. has agreed not to undertake any change of control in CAAP without the prior consent of BNDES. In addition, ACI Airports S.à r.l. has agreed to maintain a minimum credit rating (the “Minimum Rating”) or a stand-alone rating (without including the sovereign rating) of at least B-/B3, being in compliance as of December 31,2024.

As of June 30, 2023, ICAB did not meet one of the obligations set forth in the financing agreement with BNDES, regarding the payment of the variable concession fee. On August 15, 2023, ICAB issued a formal letter to the Brazilian ANAC, informing that payment of the variable concession fee was made through the application of Covid - 19 re - equilibrium credits (see Note 8). With the netting of the debt with the existing credits, ICAB complied with its obligations under BNDES agreement and, therefore, since then has been in compliance with the obligation.

-

In December 2022, AIA entered into a new loan agreement with Ameriabank C.J.S.C. for up to EUR 40 million of which EUR 20 million were disbursed in December 2022, while the remaining EUR 20 million were disbursed in April, 2023. In December 2023 AIA prepaid EUR 20 million, which shortened the loan repayment date up to December 23, 2024. Additionally, in June 2024 the outstanding financial debt owed to Ameriabank C.J.S.C. was prepaid, after which the related guarantees were released.

-

In May 2024, TA signed, with closing date June 27, 2024, a new financial agreement with Intesa Sanpaolo S.p.A., UniCredit S.p.A., Banca Monte dei Paschi di Siena S.p.A, and Cassa Depositi e Prestiti S.p.A., Banca Nazionale del Lavoro S.p.A. (“Lenders”). This loan includes the following credit lines:

●	up to EUR 96.2 million divided into two tranches, to be mainly applied towards TA’s existing financial debt repayment;
●	up to EUR 60.2 million divided into two tranches, to be allocated for the investment plan of the Pisa airport; and
●	up to EUR 20.0 million of revolving loans primarily to meet TA working capital needs.

On June 27, 2024, the loan facility was drawn for an amount equal to EUR 82.8 million and was primarily used to repay TA’s existing financial debt.

As of December 31, 2024, the Lenders had disbursed EUR 89.4 million (equivalent to USD 92.9 million).

This loan agreement includes covenants which require the maintenance of certain financial ratios to be fulfilled as of June 30 and December 31 of each year the loan remains outstanding along with certain restrictions on dividend distributions.

Those covenants have been met as of December 31, 2024. This loan agreement is also secured by the assignment of account receivables, a pledge on project and operational accounts, a share pledge over subsidiaries, a special privilege on all movable assets and a mortgage on any current and future real estate property rights acquired by TA.

As of December 31, 2024, this loan is covered by a guarantee from SACE S.p.A., for up to the greater of (i) 80% of the loan related to the investment plan or (ii) EUR 48.0 million.

22       Borrowings (Cont.)

-

On November 18, 2021, AA2000 agreed with Banco Galicia and Buenos Aires S.A.U., Industrial and Commercial Bank of China (Argentina) S.A. (“ICBC”) and Banco Santander Río S.A., (collectively, the “Lenders”) the granting of a bimonetary loan in order to prepay previous loans received from the Lenders. The loans are secured by the Argentine Collateral Trust Agreement. During 2022 disbursements under the bimonetary loan were granted and used to offset the installments of the Framework Agreement for ARS 3,682.0 million (equivalent to USD 20.8 million) and for USD 7.8 million. Additionally, prepayments of the bimonetary loans in ARS were made during 2022 for ARS 6,085.0 million (equivalent to USD 34.3 million). The loan in ARS was prepaid during 2023, with a bank overdraft obtained from Citibank N.A, while the loan in USD was repaid in installments made until November, 2024 (referred as Onshore renegotiation – ICBC) and the corresponding guarantees were released.

On July 29, 2022, AA2000 obtained a loan from Industrial and Commercial Bank of China, Dubai branch, for a total amount of USD 10 million. The loan will be repaid in three installments to be made in April, July and October 2025.  The loan is secured by a first priority lien on the income generated in the cargo terminal on a pari passu basis with certain commercial bank lenders to AA2000 and the Class 4 Notes, and a second priority lien on the international and regional air station usage fees and concession compensation rights.

The main covenants regarding these loans of AA2000 includes the compliance with certain financial ratios that are to be met at the end of each quarter, which has been met as of December 31, 2024.

-CAISA pursuant to the credit facilities with Banco Santander S.A. and Banco Itaú Uruguay S.A. is required to comply with certain financial ratios, which have been met as of December 31, 2024, as well as certain restrictions. Assignment of certain revenues has been given to secure the aforementioned credit facilities.

-

On April 16, 2021, PDS obtained a loan of USD 10 million with Banco de la República Oriental del Uruguay (BROU) accruing interest at a variable rate set by BROU. This loan is repayable in 60 monthly installments starting on April 2023 and is secured by a guarantee issued by CAAP, and by a stand by letter issued by Morgan Stanley Private Bank, National Association for USD 1.2 million guaranteed by Corporación America Sudamericana S.A. and a personal guarantee issued by the PDS Chairman as ancillary guarantor of up to USD 0.6 million.

(***) As of December 31, 2024, other borrowings correspond to a loan obtained in December 2024 by CAIT for EUR 14.5 million (equivalent to USD 15.1 million) to be repaid in a single installment at December, 2026, the maturity date. This loan is guaranteed by DICASA as fideiussione. Additionally, the shares of CAIT held by DICASA are not to be transferred or otherwise disposed of until the loan is repaid.

As of December 31, 2024 and December 31, 2023, the Company and its subsidiaries met the financial covenants under all outstanding financings.